SCHEDULE OF MATERIAL SUBSIDIARIES (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Advance Cancer Centre Pte Ltd [member]
IfrsStatementLineItems [Line Items]
Name of entity	Advance Cancer Centre Pte Ltd	Advance Cancer Centre Pte Ltd
Principal activities	Investment, research and development of medical technologies	Investment, research and development of medical technologies
Country of business / incorporation	Singapore	Singapore
Ownership percentage	100.00%	100.00%
CytoMed Therapeutics (Malaysia) Sdn Bhd [member]
IfrsStatementLineItems [Line Items]
Name of entity	CytoMed Therapeutics (Malaysia) Sdn Bhd	CytoMed Therapeutics (Malaysia) Sdn Bhd
Principal activities	Research, development and manufacturing of stem cells and innate immune cell-based immune-therapeutics, research and development of induced pluripotent stem cell-based immune-therapeutics	Research, development and manufacturing of stem cells and innate immune cell-based immune-therapeutics, research and development of induced pluripotent stem cell-based immune-therapeutics
Country of business / incorporation	Malaysia	Malaysia
Ownership percentage	100.00%	100.00%
Puricell Lab Pte Ltd [member]
IfrsStatementLineItems [Line Items]
Name of entity	Puricell Lab Pte Ltd	Puricell Lab Pte Ltd
Principal activities	Research and development of induced pluripotent stem cell-based biologics and medical technologies	Research and development of induced pluripotent stem cell-based biologics and medical technologies
Country of business / incorporation	Singapore	Singapore
Ownership percentage	95.00%	95.00%
IPSCBank Pte Ltd [member]
IfrsStatementLineItems [Line Items]
Name of entity	IPSCBank Pte Ltd	IPSCBank Pte Ltd
Principal activities	Stem cell and immune cell banking	Stem cell and immune cell banking
Country of business / incorporation	Singapore	Singapore
Ownership percentage	100.00%	100.00%
IPSC Depository Sdn Bhd [member]
IfrsStatementLineItems [Line Items]
Name of entity	IPSC Depository Sdn Bhd	IPSC Depository Sdn Bhd
Principal activities	Stem cell and immune cell banking	Stem cell and immune cell banking
Country of business / incorporation	Malaysia	Malaysia
Ownership percentage	100.00%	100.00%